Investment in equity securities at fair value	12 Months Ended
Mar. 31, 2020
Investment in equity securities at fair value
Investment in equity securities at fair value

9            Investment in equity securities at fair value

		March 31,
	Note	2019	2020	2020
		RMB	RMB	US$

Listed equity securities
Cordlife Group Limited - listed on Singapore Exchange	(i)	49,270	40,653	5,741
Listed fund investment	(ii)	58,092	60,653	8,566
		107,362	101,306	14,307

Notes:

(i)

As of March 31, 2019 and 2020, the Group held 25,516,666 ordinary shares in CGL, respectively. CGL is a provider of cord blood banking services with operations in Singapore, Hong Kong, India, Indonesia, Malaysia and the Philippines (as well as brand presence in Bangladesh, Myanmar, Thailand and Vietnam), and is listed on the Singapore Exchange. As of March 31, 2019 and 2020, the Group’s equity interest in CGL was 10.1% and 10.0%, respectively.

(ii)	As of March 31, 2019 and 2020, the Group held an investment in industry specific fund which are classified as equity securities measured at fair value since they have readily determinable fair value.

Upon the adoption of ASU 2016-01 on April 1, 2018, accumulated unrealized holding gains of equity securities of RMB62,316 was adjusted from accumulated other comprehensive losses to retained earnings.

As of March 31, 2019 and 2020, the cost basis of the investments in equity securities was RMB100,213  (US$14,153) and the aggregate fair value was RMB107,362 and RMB101,306  (US$14,307), respectively. Decrease in fair value of equity securities of RMB57,125 and RMB13,172  (US$1,860) for the years ended March 31, 2019 and 2020, respectively, was recognized as other expenses through net income.

Dividends received from CGL during the years ended March 31, 2018, 2019 and 2020 of RMB634,  RMB976 and RMB507 (US$72), respectively, were recorded in dividend income in the consolidated statements of comprehensive income.